UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08340

Investment Company Act File Number

Greater India Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Greater India Portfolio

March 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
India — 99.1%
Automobiles — 7.5%
Bajaj Auto, Ltd.	196,243	$6,322,320
Hero MotoCorp, Ltd.	126,110	5,329,112
Mahindra & Mahindra, Ltd.	284,525	5,387,442
Tata Motors, Ltd.	291,000	2,541,670
Tata Motors, Ltd., Class A	632,250	3,357,341

		$22,937,885

Banks — 20.5%
Federal Bank, Ltd.	2,617,825	$5,521,665
HDFC Bank, Ltd.	1,027,177	19,572,145
ICICI Bank, Ltd.	3,175,460	16,041,374
Kotak Mahindra Bank, Ltd.	336,580	7,038,522
State Bank of India	1,145,000	4,875,610
Yes Bank, Ltd.	748,100	9,719,047

		$62,768,363

Beverages — 3.5%
United Spirits, Ltd.(1)	184,360	$10,786,445

		$10,786,445

Chemicals — 2.0%
Pidilite Industries, Ltd.	623,720	$5,977,439

		$5,977,439

Construction & Engineering — 3.4%
Larsen & Toubro, Ltd.	377,693	$10,367,043

		$10,367,043

Construction Materials — 4.3%
Shree Cement, Ltd.	39,526	$6,831,607
UltraTech Cement, Ltd.	136,710	6,309,623

		$13,141,230

Consumer Finance — 6.3%
Mahindra & Mahindra Financial Services, Ltd.	1,849,460	$7,476,266
Shriram City Union Finance, Ltd.	178,927	5,643,485
Shriram Transport Finance Co., Ltd.	345,953	6,140,860

		$19,260,611

Food Products — 2.9%
Nestle India, Ltd.	76,870	$8,758,290

		$8,758,290

Hotels, Restaurants & Leisure — 2.3%
Jubilant FoodWorks, Ltd.(1)	297,830	$7,061,766

		$7,061,766

IT Services — 11.5%
HCL Technologies, Ltd.	744,468	$11,658,325
Infosys, Ltd.	334,816	11,764,555
Tata Consultancy Services, Ltd.	289,814	11,836,733

		$35,259,613

Media — 2.0%
Zee Entertainment Enterprises, Ltd.	1,133,070	$6,184,490

		$6,184,490

Security	Shares	Value
Personal Products — 5.7%
Colgate-Palmolive (India), Ltd.	289,946	$9,257,657
Emami, Ltd.	504,550	8,065,568

		$17,323,225

Pharmaceuticals — 7.7%
Dr. Reddy’s Laboratories, Ltd.	103,650	$5,812,423
Lupin, Ltd.	346,224	11,076,125
Sun Pharmaceutical Industries, Ltd.	414,730	6,767,133

		$23,655,681

Road & Rail — 2.5%
Container Corp. of India, Ltd.	302,426	$7,607,884

		$7,607,884

Textiles, Apparel & Luxury Goods — 5.3%
Bata India, Ltd.	396,439	$6,920,235
Titan Co., Ltd.	1,345,223	9,116,738

		$16,036,973

Thrifts & Mortgage Finance — 5.9%
Housing Development Finance Corp., Ltd.	855,630	$17,993,852

		$17,993,852

Tobacco — 5.8%
ITC, Ltd.	3,421,819	$17,769,469

		$17,769,469

Total India (identified cost $189,982,092)		$302,890,259

Total Common Stocks (identified cost $189,982,092)		$302,890,259

Short-Term Investments — 0.7%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 4/1/15	$2,019	$2,018,976

Total Short-Term Investments (identified cost $2,018,976)		$2,018,976

Total Investments — 99.8% (identified cost $192,001,068)		$304,909,235

Other Assets, Less Liabilities — 0.2%		$707,601

Net Assets — 100.0%		$305,616,836

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at March 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$200,465,481

Gross unrealized appreciation	$106,384,012
Gross unrealized depreciation	(1,940,258)

Net unrealized appreciation	$104,443,754

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks	$—	$302,890,259	(1)(2)	$—	$302,890,259
Short-Term Investments	—	2,018,976		—	2,018,976
Total Investments	$—	$304,909,235		$—	$304,909,235

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At March 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Securities of certain Indian companies that have reached foreign ownership limits are valued at a premium to the official closing price, as provided by the exchange on which these securities trade, provided they have had consistent trading at a sustained premium among foreign investors.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greater India Portfolio

By:	/s/ Thomas Vester
Thomas Vester
President

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas Vester
Thomas Vester
President

Date:	May 22, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 22, 2015